COMPANY'S OPERATIONS - Cancellation of shares and new share buyback program (Details) - BRL (R$)			12 Months Ended
	Aug. 09, 2024	Jan. 26, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 30, 2024
COMPANY'S OPERATIONS [Line Items]
Stock canceled during period, shares			(60,000,000,000)	(37,145,969,000)
Treasury shares cancelled
Share capital			19,235,546,000	R$ 9,235,546,000
Treasury shares cancelled
COMPANY'S OPERATIONS [Line Items]
Stock canceled during period, shares	40,000,000	20,000,000
Average price of common shares	R$ 51.25	R$ 42.69
Treasury shares cancelled	R$ 2,050,062	R$ 853,725,000
Share repurchase program authorized					40,000,000
Period for shares to be held as treasury shares		18 months
Share Capital
COMPANY'S OPERATIONS [Line Items]
Share capital			19,269,281,000		R$ 19,269,281
Treasury shares
COMPANY'S OPERATIONS [Line Items]
Treasury shares cancelled			R$ 2,903,787,000
Number of shares outstanding					1,264,117,615